Hedging activities and derivatives - Summary Of Foreign Currency And Interest Rate Risk (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about hedges [abstract]
Derivative contracts designated as hedging instruments, Assets	₨ 3,593	₨ 2,691
Derivative contracts designated as hedging instruments, Liabilities	₨ 4,209	₨ 1,070